Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Oct. 02, 2023	Aug. 11, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Liquidation preference (in dollars per share)	$ 10.00	$ 10.00
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	4,015,002	4,015,002
Preferred stock, shares outstanding (in shares)	4,015,002	4,015,002
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000	400,000,000			30,898,162
Common stock, shares issued (in shares)	26,758,272	26,413,213			347,926
Common stock, shares outstanding (in shares)	26,758,272	26,413,213		26,316,681	347,926